Member's Interest (Schedule Of Assumptions Used In Fair Value Calculation) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CCMH [Member]
Member's Interest [Abstract]
Expected volatility, minimum	71.00%	67.00%	58.00%
Expected volatility, maximum	77.00%	67.00%	58.00%
Risk-free interest rate, minimum	0.97%	1.22%	2.03%
Risk-free interest rate, maximum	1.55%	2.37%	2.74%
Dividend yield	0.00%	0.00%	0.00%
CCMH [Member] | Minimum [Member]
Member's Interest [Abstract]
Expected life in years, maximum	6 years 3 months 18 days	6 years 3 months 18 days	5 years
CCMH [Member] | Maximum [Member]
Member's Interest [Abstract]
Expected life in years, maximum	6 years 6 months	6 years 6 months	7 years
CCOH [Member]
Member's Interest [Abstract]
Expected volatility, minimum	54.00%	57.00%	58.00%
Expected volatility, maximum	56.00%	57.00%	58.00%
Risk-free interest rate, minimum	0.92%	1.26%	1.38%
Risk-free interest rate, maximum	1.48%	2.75%	3.31%
Dividend yield	0.00%	0.00%	0.00%
CCOH [Member] | Minimum [Member]
Member's Interest [Abstract]
Expected life in years, maximum	6 years 7 months 6 days	6 years 7 months 6 days	5 years 6 months
CCOH [Member] | Maximum [Member]
Member's Interest [Abstract]
Expected life in years, maximum	6 years 7 months 6 days	6 years 7 months 6 days	7 years